                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
         (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     NUMBER OF
       SHARES                                                                                                  VALUE
---------------------                                                                                   ---------------------

                         COMMON STOCKS (97.7%)
                         Finance/Rental/Leasing (8.2%)
             148,400     Fannie Mae                                                                                8,114,512
             113,200     Freddie Mac                                                                               7,628,548
                                                                                                        ---------------------
                                                                                                                  15,743,060
                                                                                                        ---------------------
                         Financial Conglomerates (16.1%)
              95,400     American Express Co.                                                                      5,140,152
             313,400     Citigroup, Inc.                                                                          14,532,358
              41,700     Hypo Real Estate Holding AG *[+/+]                                                        2,739,965
              66,700     State Street Corp.                                                                        4,167,416
              40,800     UBS AG (ADR) (Switzerland) *                                                              4,334,184
                                                                                                        ---------------------
                                                                                                                  30,914,075
                                                                                                        ---------------------
                         Financial Publishing/Services (2.9%)
              64,200     Moody's Corp.                                                                             4,301,400
              28,900     Morningstar, Inc. *                                                                       1,232,007
                                                                                                        ---------------------
                                                                                                                   5,533,407
                                                                                                        ---------------------
                         Insurance Brokers/Services (3.2%)
             197,200     Marsh & McLennan Companies, Inc.                                                          6,095,452
                                                                                                        ---------------------

                         Investment Banks/Brokers (11.8%)
             108,900     Ameriprise Financial, Inc.                                                                4,952,772
              48,700     Goldman Sachs Group, Inc. (The)                                                           6,880,823
              82,700     Merrill Lynch & Co., Inc.                                                                 6,385,267
             150,200     Schwab (Charles) Corp. (The) *                                                            2,434,742
              93,100     TD AmeriTrade Holding Corp.                                                               2,025,856
                                                                                                        ---------------------
                                                                                                                  22,679,460
                                                                                                        ---------------------
                         Investment Managers (2.3%)
              42,600     Franklin Resources, Inc.                                                                  4,374,168
                                                                                                        ---------------------

                         Life/Health Insurance (2.2%)
              84,400     MetLife, Inc. *                                                                           4,230,128
                                                                                                        ---------------------

                         Major Banks (28.5%)
             224,800     Banco Bilbao Vizcaya Argentina, S.A. (Spain) [+/+]                                        4,576,308
             350,753     Bank of America Corp. *                                                                  16,082,025
              43,900     BNP Paribas S.A. (France) * [+/+]                                                         4,062,754
             177,000     Joyo Bank, Ltd. (The) * [+/+]                                                             1,132,713
              45,700     Kookmin Bank (ADR) (South Korea)                                                          3,461,775
             284,400     Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan) *                                      4,237,560
              32,700     Raiffeisen International Bank Holdings AG * [+/+]                                         2,727,301
              69,400     SunTrust Banks, Inc.                                                                      5,022,478
             119,300     Wachovia Corp.                                                                            6,689,151
             105,500     Wells Fargo & Co.                                                                         6,773,100
                                                                                                        ---------------------
                                                                                                                  54,765,165
                                                                                                        ---------------------
                         Multi-Line Insurance (5.1%)
              34,700     American International Group, Inc. *                                                      2,302,692
              66,900     Hartford Financial Services Group, Inc. (The)                                             5,511,222
              33,200     PartnerRe Ltd.                                                                            2,012,252
                                                                                                        ---------------------
                                                                                                                   9,826,166
                                                                                                        ---------------------
                         Property - Casualty Insurers (7.7%)
               2,100     Berkshire Hathaway, Inc. (Class B) *                                                      6,064,800
              96,000     St. Paul Travelers Companies, Inc. (The) *                                                4,126,080
              69,300     XL Capital Ltd. (Class A) (Cayman Islands)                                                4,681,215
                                                                                                        ---------------------
                                                                                                                  14,872,095
                                                                                                        ---------------------

                         Regional Banks (9.7%)
              52,900     City National Corp.                                                                       4,018,284
              54,200     Fifth Third Bancorp                                                                       2,094,830
              84,300     First Republic Bank                                                                       3,059,247
              30,000     M&T Bank Corp.                                                                            3,372,000
              59,600     Marshall & Ilsley Corp.                                                                   2,622,400
              82,500     Wilmington Trust Corp.                                                                    3,531,825
                                                                                                        ---------------------
                                                                                                                  18,698,586
                                                                                                        ---------------------
                         TOTAL COMMON STOCKS
                          (Cost $145,627,935)                                                                    187,731,762
                                                                                                        ---------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
---------------------

                         SHORT-TERM INVESTMENT (1.6%)
                         REPURCHASE AGREEMENT
             $ 3,194     Joint repurchase agreement account 4.555% due 3/01/06
                         (dated 02/28/06; proceeds $3,194,404) (a) (Cost $3,194,000)                               3,194,000
                                                                                                        ---------------------

                         TOTAL INVESTMENTS
                           (Cost $148,821,935) (b)                                         99.3%                 190,925,762
                         OTHER ASSETS IN EXCESS OF LIABILITIES                              0.7                    1,291,392
                                                                                       ---------------  ---------------------
                         NET ASSETS                                                       100.0%                $192,217,154
                                                                                       ===============  =====================

-------------------------
          ADR            American Depositary Receipt.
          *              Non-income producing security.
          [+/+]          Securities with total market value equal to $15,239,041
                         have been valued at their fair value as determined in
                         good faith under procedures established by and under
                         the general supervision of the Fund's Trustees.
          (a)            Collateralized by federal agency and U.S. Treasury
                         obligations.
          (b)            The aggregate cost for federal income tax purposes
                         approximates the aggregate cost for book purposes. The
                         aggregate gross unrealized appreciation is $42,307,946
                         and the aggregate gross unrealized depreciation is
                         $204,119, resulting in net unrealized appreciation of
                         $42,103,827.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Financial
         Services Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: April 19, 2006

                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Financial
         Services Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: April 19, 2006

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5